LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

5. LEASES

As of December 31, 2023, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2031. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2022 and 2023 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	63,125	46,400	6,535

Liabilities
Operating lease liabilities, current	23,961	21,890	3,083
Operating lease liabilities, non-current	32,069	23,099	3,253
Weighted average remaining lease term (years)	2.9	3.4	3.4
Weighted average discount rate	5%	5%	5%

Information related to operating lease activities during the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the Year Ended
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	16,997	34,520	25,813	3,636
Expense for short-term leases within 12 months	16	12	—	—
Interest of lease liabilities	2,585	3,178	2,173	306
	19,598	37,710	27,986	3,942

Maturities of lease liabilities were as follows:

	As of December 31,
	2023
	RMB	US$ (Note 2.5)
2024	22,949	3,232
2025	6,202	873
2026	6,378	898
2027	6,562	924
2028	3,087	435
Thereafter	4,825	680
Total undiscounted lease payments	50,003	7,042
Less: imputed interest	(5,014)	(705)
Total lease liabilities	44,989	6,337